Stock Option Plans (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 09, 2005	Feb. 28, 2015	Sep. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2009	Dec. 31, 2005
Stock Option Plans [Textual]
Stock issued under stock option plan				14,000,000
Increased in number of shares under plan				24,000,000
Stock Option Vesting Period Description				Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date.
Stock Option Plan [Member]
Stock Option Plans [Textual]
Stock issued under stock option plan							2,000,000
Increased in number of shares under plan	4,000,000
Stock Option Plan One [Member]
Stock Option Plans [Textual]
Stock issued under stock option plan						4,000,000
Increased in number of shares under plan		20,000,000	10,000,000
Option [Member]
Stock Option Plans [Textual]
Weighted-average grant-date fair value				$ 0.53	$ 0.27
Aggregate intrinsic value of options outstanding and options exercisable				$ 0.24
Unamortized compensation cost related to unvested stock option				$ 1,095,825